UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21992

TENNENBAUM OPPORTUNITIES PARTNERS V, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
TENNENBAUM OPPORTUNITIES PARTNERS V, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA  90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2011

Date of reporting period: MARCH 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited)

March 31, 2011

Showing Percentage of Total Cash and Investments of the Registrant

	Principal	Fair	Percent of Cash
Investment	Amount	Value	and Investments

Debt Investments (70.66%)
Bank Debt (39.18%) (1)
Architectural, Engineering, and Related Services (0.94%)
ESP Holdings, Inc., 2nd Lien Term Loan, LIBOR + 10%, due 9/12/14 (2)	$14,042,708	$14,042,708	0.94%

Business Support Services (4.69%)
STG-Fairway Acquisitions, Inc., Senior Secured 1st Lien Term Loan, 13.5%, due 12/29/15	$68,959,639	70,338,832	4.69%

Cable and Other Subscription Programming (3.45%)
Medfort, S.a.r.l., 1st Lien Term Loan A, 15%, due 11/21/17 - (Germany) (2), (3)	€2,728,036	3,632,543	0.24%
Medfort, S.a.r.l., 1st Lien Term Loan B, 1%, due 11/21/17 - (Germany) (2), (3)	€27,207,347	25,885,549	1.73%
Primacom Management GmbH, 2nd Lien Term Loan, 10% PIK, due 5/19/17 - (Germany) (2), (3)	€7,500,000	11,335,249	0.76%
Primacom Management GmbH, Mezzanine Term Loan A, 1% PIK,
due 11/21/17 - (Germany) (2), (3), (5)	€2,501,250	2,333,697	0.15%
Primacom Management GmbH, Mezzanine Term Loan B, 1% PIK,
due 11/21/17 - (Germany) (2), (3), (5)	€9,103,800	8,493,957	0.57%
Total Cable and Other Subscription Programming		51,680,995

Communications Equipment Manufacturing (5.41%)
Dialogic Corporation, Senior Secured Notes, LIBOR + 11%, due 9/30/13	$47,933,138	47,933,138	3.20%
Mitel Networks Corporation, 1st Lien Term Loan, LIBOR + 3.25%, due 8/16/14	$34,548,847	33,166,893	2.21%
Total Communications Equipment Manufacturing		81,100,031

Computer and Peripheral Equipment Manufacturing (0.37%)
Targus Group, 1st Lien Term Loan, LIBOR + 5.75% Cash + 2% PIK, due 11/22/12	$5,603,180	5,603,180	0.37%

Electric Power Generation, Transmission and Distribution (2.82%)
Texas Competitive Electric Holdings Company, LLC, B3 Term Loan,
LIBOR + 3.5%, due 10/10/14	$26,215,333	22,091,871	1.47%
Texas Competitive Electric Holdings Company, LLC, Delayed Draw Term Loan,
LIBOR + 3.5%, due 10/10/14	$24,163,631	20,231,000	1.35%
Total Electric Power Generation, Transmission and Distribution		42,322,871

Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing (0.66%)
Precision Partners Holdings, 1st Lien Delayed Draw Term Loan, LIBOR + 6.5%,
due 10/2/13	$740,893	663,100	0.04%
Precision Partners Holdings, 1st Lien Term Loan, LIBOR + 6.5%, due 10/2/13	$10,426,066	9,331,329	0.62%
Total Machine Shops; Turned Product; and Screw, Nut and Bolt Manufacturing		9,994,429

Newspaper, Periodical, Book, and Directory Publishers (0.02%)
Local Insight Regatta Holdings, Inc., 1st Lien Term Loan, LIBOR + 4%, due 4/23/15	$1,000,000	331,667	0.02%

Offices of Real Estate Agents and Brokers (1.14%)
Realogy Corporation, 2nd Lien Term Loan A, 13.5%, due 10/15/17	$16,385,542	17,852,048	1.19%
Realogy Corporation, Revolver, LIBOR + 2.25%, due 4/10/13	$24,164,053	(760,613)	(0.05)%
Total Offices of Real Estate Agents and Brokers		17,091,435

Other Financial Investment Activities (3.14%)
American Capital, Ltd., Senior Secured 1st Lien Term Loan, LIBOR + 5.5%, due 12/31/13	$8,393,285	8,432,633	0.56%
Marsico Capital Management, Senior Secured 1st Lien Term Loan, LIBOR + 5%, due 12/14/14	$47,541,058	38,686,536	2.58%
Total Other Financial Investment Activities		47,119,169

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2011

Showing Percentage of Total Cash and Investments of the Registrant

	Principal		Fair	Percent of Cash
Investment	Amount		Value	and Investments

Debt Investments (continued)
Other General Merchandise Stores (2.13%)
Conn Appliances, Inc., Term Loan, LIBOR + 11.5%, due 11/30/14		$31,912,947	$31,912,946	2.13%

Radio and Television Broadcasting (4.42%)
Encompass Digital Media, Inc., 1st Lien Term Loan, LIBOR + 6%, due 2/28/16 (2)		$9,843,750	10,139,062	0.68%
Encompass Digital Media, Inc., 2nd Lien Term Loan, 16.5%, due 8/28/16 (2)		$54,004,816	56,165,009	3.74%
Total Radio and Television Broadcasting			66,304,071

Semiconductor and Other Electronic Component Manufacturing (2.02%)
Isola USA Corporation, 1st Lien Term Loan, LIBOR + 8%, due 9/29/15		$27,414,213	27,551,284	1.83%
Isola USA Corporation, Mezzanine Term Loan, 8% Cash + 8% PIK, due 3/29/16		$2,815,271	2,815,271	0.19%
Total Semiconductor and Other Electronic Component Manufacturing			30,366,555

Software Publishers (1.57%)
EAM Software Finance Pty, Ltd, Senior Secured 1st Lien Tranche A Term Loan,
BBSY + 2.25% Cash + 1.5% PIK, due 5/10/13 - (Australia) (3)	AUD	8,611,914	8,623,941	0.58%
EAM Software Finance Pty, Ltd, Senior Secured 1st Lien Tranche B Term Loan,
BBSY + 2.75% Cash + 1.5% PIK, due 11/10/13 - (Australia) (3)	AUD	14,018,221	13,885,764	0.93%
Infor Global Solutions, Extended Initial 1st Lien Delayed Draw Term Loan, LIBOR + 5.75%,
due 12/31/13		$345,065	341,614	0.02%
Infor Global Solutions, Extended Initial 1st Lien Term Loan, LIBOR + 5.75%, due 12/31/13		$649,727	643,027	0.04%
Total Software Publishers			23,494,346

Sporting Goods, Hobby, Book, and Music Stores (1.28%)
Borders Group, Inc., Senior Secured Super Priority DIP Term Loan,
LIBOR + 12.5%, due 2/16/12		$19,168,146	19,168,146	1.28%

Support Activities for Mining (0.63%)
Trico Marine Services, Inc., 1st Lien Term Loan, LIBOR + 15.5%, due 12/31/11		$36,891	36,891	-
Trico Shipping AS, 1st Lien Term Loan A, 13.5%, due 7/1/14 - (Norway)		$9,657,578	9,058,808	0.61%
Trico Shipping AS, Priority 1st Lien Term Loan A, 13.5%, due 9/21/11 - (Norway)		$210,375	210,375	0.01%
Trico Shipping AS, Priority 1st Lien Term Loan B, 13.5%, due 9/21/11 - (Norway)		$98,523	98,523	0.01%
Total Support Activities for Mining			9,404,597

Traveler Accommodation (0.23%)
Buffets Holdings, Inc., 1st Lien Term Loan, LIBOR + 10%, due 4/22/15		$4,000,000	3,536,668	0.23%

Wired Telecommunications Carriers (4.26%)
Bulgaria Telecom Company AD, 1st Lien Tranche B Term Loan,
EURIBOR + 2.75%, due 8/9/15 - (Bulgaria) (3)		€5,852,181	6,773,411	0.45%
Hawaiian Telcom Communications, Inc., Senior Secured Term Loan, LIBOR + 6%,
due 10/28/15		$12,978,024	13,274,662	0.88%
Integra Telecom Holdings, Inc., 1st Lien Term Loan, LIBOR + 7.25%, due 4/15/15 (2)		$15,665,136	15,846,272	1.06%
NEF Telecom Company BV, 1st Lien Tranche C Term Loan, EURIBOR + 3.50%,
due 8/9/16 - (Netherlands) (3)		€13,645,416	14,344,492	0.96%
NEF Telecom Company BV, 2nd Lien Tranche D Term Loan, EURIBOR + 5.5%,
due 2/16/17 - (Netherlands) (3)		€13,543,623	13,575,943	0.91%
Total Wired Telecommunications Carriers			63,814,780

Total Bank Debt (Cost $556,038,687)			587,627,426

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2011

Showing Percentage of Total Cash and Investments of the Registrant

	Principal	Fair	Percent of Cash
Investment	Amount	Value	and Investments

Debt Investments (continued)
Other Corporate Debt Securities (31.48%)
Accounting, Tax Preparation, Bookkeeping, and Payroll Services (3.19%)
NCO Group, Inc., Senior Subordinated Notes, 11.875%, due 11/15/14	$22,767,000	$20,611,420	1.38%
NCO Group, Inc., Senior Unsecured Floating Rate Notes, LIBOR + 4.875%, due 11/15/13	$29,404,000	27,179,293	1.81%
Total Accounting, Tax Preparation, Bookkeeping, and Payroll Services		47,790,713

Aerospace Product and Parts Manufacturing (1.47%)
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.5%, due 4/1/15	$20,141,000	17,277,755	1.15%
Hawker Beechcraft, Inc., Senior Unsecured Notes, 8.875%, due 4/1/15	$5,570,000	4,706,650	0.32%
Total Aerospace Product and Parts Manufacturing		21,984,405

Architectural, Engineering, and Related Services (3.34%)
Alion Science & Technology Corporation, Senior Notes, 10.25%, due 2/1/15	$46,008,000	37,413,246	2.49%
Alion Science & Technology Corporation, Senior Secured Notes,
10% Cash + 2% PIK, due 11/1/14	$10,506,538	10,874,057	0.73%
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes,
18% PIK, due 3/31/15 (2), (5)	$1,870,660	1,870,660	0.12%
Total Architectural, Engineering, and Related Services		50,157,963

Data Processing, Hosting, and Related Services (0.55%)
GXS Worldwide, Inc., Fixed Notes, 9.75%, due 6/15/15	$5,814,000	5,948,013	0.40%
Terremark Worldwide, Inc., Senior Secured Notes, 12%, due 6/15/17	$1,873,000	2,322,520	0.15%
Total Data Processing, Hosting, and Related Services		8,270,533

Depository Credit Intermediation (0.56%)
Allied Irish Bank PLC, Senior Unsecured Floating Rate Notes, EURIBOR + 0.075%,
due 4/11/12 - (Ireland) (3)	€1,750,000	2,200,979	0.15%
Allied Irish Bank PLC, Senior Unsecured Floating Rate Notes, EURIBOR + 0.075%,
due 9/15/11 - (Ireland) (3)	€4,800,000	6,252,173	0.41%
Total Depository Credit Intermediation		8,453,152

Full-Service Restaurants (2.45%)
Real Mex Restaurants, Inc., Senior Secured Notes, 14%, due 1/1/13 (5)	$35,724,000	36,828,586	2.45%

Gambling Industries (3.68%)
Harrah's Operating Company, Inc., 2nd Priority Secured Notes, 10%, due 12/15/18	$60,600,000	55,146,000	3.68%

Health and Personal Care Stores (0.40%)
Rite Aid Corporation, Senior Unsecured Notes, 9.5%, due 6/15/17	$6,640,000	5,984,234	0.40%

Home Furnishings Stores (0.04%)
Linens 'n Things, Inc., Senior Secured Notes, LIBOR + 5.625%, due 1/15/14 (4)	$9,189,000	643,230	0.04%

Industrial Machinery Manufacturing (1.24%)
GSI Group, Inc., Senior Secured Notes, 12.25% Cash or 13% PIK, due 1/15/14 (5)	$18,525,165	18,525,165	1.24%

Metal and Mineral (except Petroleum) Merchant Wholesalers (1.99%)
Edgen Murray Corporation, Senior Secured Notes, 12.25%, due 1/15/15	$30,334,000	29,904,471	1.99%

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2011

Showing Percentage of Total Cash and Investments of the Registrant

	Principal Amount	Fair	Percent of Cash
Investment	or Shares	Value	and Investments

Debt Investments (continued)
Oil and Gas Extraction (0.82%)
Forbes Energy Services, Senior Secured Notes, 11%, due 2/15/15	$8,096,000	$8,601,676	0.58%
Geokinetics Holdings, Inc., Senior Secured Notes, 9.75%, due 12/15/14	$3,777,000	3,654,247	0.24%
Total Oil and Gas Extraction		12,255,923

Other Professional, Scientific, and Technical Services (1.20%)
MSX International, Inc., Senior Secured 2nd Lien Notes, 12.5%, due 4/1/12 -
(France, Germany, United Kingdom) (5)	$20,785,000	17,990,041	1.20%

Pharmaceutical and Medicine Manufacturing (1.48%)
Novasep Holdings SAS, Senior Secured 1st Lien Notes, 9.75%, due 12/15/16 - (France) (5)	$10,204,000	7,843,713	0.52%
Novasep Holdings SAS, Senior Secured Notes, 9.625%, due 12/15/16 - (France) (3)	€15,452,000	14,329,397	0.96%
Total Pharmaceutical and Medicine Manufacturing		22,173,110

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments
Manufacturing (3.35%)
AGY Holding Corporation, Senior Secured 2nd Lien Notes, 11%, due 11/15/14	$52,174,000	50,217,475	3.35%

Scheduled Air Transportation (2.52%)
United Air Lines, Inc., Aircraft Secured Mortgage (N508UA), 20%, due 8/25/16 (5)	$2,180,234	2,311,048	0.16%
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16 (5)	$4,948,341	6,868,297	0.46%
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16 (5)	$4,963,486	6,916,618	0.46%
United Air Lines, Inc., Aircraft Secured Mortgage (N530UA), 20%, due 11/25/13 (5)	$1,927,956	1,927,956	0.13%
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14 (5)	$4,321,485	5,110,156	0.34%
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15 (5)	$5,322,024	6,495,531	0.43%
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16 (5)	$5,827,876	8,124,059	0.54%
Total Scheduled Air Transportation		37,753,665

Wired Telecommunications Carriers (3.20%)
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16 (5)	$18,170,000	20,168,700	1.34%
NEF Telecom Company BV, Mezzanine Term Loan, EURIBOR + 4.5% Cash + 7.5% PIK,
due 8/16/17 - (Netherlands) (3), (4), (5)	€50,556,094	15,532,278	1.04%
Zayo Group, LLC, Senior Secured 1st Lien Notes, 10.25%, due 3/15/17	$11,067,000	12,256,702	0.82%
Total Wired Telecommunications Carriers		47,957,680

Total Other Corporate Debt Securities (Cost $492,158,235)		472,036,346

Total Debt Investments (Cost $1,048,196,922)		1,059,663,772

Equity Securities (13.68%)
Activities Related to Credit Intermediation (0.49%)
Online Resources Corporation, Common Stock (2), (4), (6)	1,959,400	7,406,532	0.49%

Architectural, Engineering, and Related Services (0.23%)
Alion Science & Technology Corporation, Warrants (4)	10,380	537,580	0.04%
ESP Holdings, Inc., 15% PIK, Preferred Stock (2), (5), (6)	6,674	1,043,499	0.07%
ESP Holdings, Inc., Common Stock (2), (4), (5), (6)	29,156	1,858,795	0.12%
Total Architectural, Engineering, and Related Services		3,439,874

Business Support Services (0.20%)
STG-Fairway Holdings, LLC, Class A Units (4), (5)	226,242	3,066,870	0.20%

Cable and Other Subscription Programming (0.68%)
Perseus Holdings S.A., Common Stock (2), (3), (4), (5), (6)	78,000	10,177,478	0.68%

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2011

Showing Percentage of Total Cash and Investments of the Registrant

		Fair	Percent of Cash
Investment	Shares	Value	and Investments

Equity Securities (continued)
Data Processing, Hosting, and Related Services (0.67%)
GXS Holdings, Inc., Common Stock (4), (5)	1,806,332	$181	-
GXS Holdings, Inc., Series A Preferred Stock (4), (5)	34,251	10,066,394	0.67%
Total Data Processing, Hosting, and Related Services		10,066,575

Depository Credit Intermediation (0.18%)
Doral Financial Corporation, Common Stock (4)	2,410,794	2,651,873	0.18%
Doral GP, Ltd., GP Interest (2), (4), (5), (6)	100	225	-
Total Depository Credit Intermediation		2,652,098

Gambling Industries (4.69%)
TOPV New World Holdings, LLC, Membership Interests - (Canada) (2), (4),(5), (6)	77,442,845	67,146,975	4.48%
Tropicana Entertainment, Inc., Common Stock (4), (5)	180,844	3,130,862	0.21%
Total Gambling Industries		70,277,837

Industrial Machinery Manufacturing (0.60%)
GSI Group, Inc., Common Stock (4), (5)	876,521	9,028,166	0.60%

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing (0.00%)
Precision Holdings, LLC, Class C Membership Interests (4), (5)	83	8,750	-

Motor Vehicle Manufacturing (0.00%)
Fleetwood Enterprises, Inc., Common Stock (2), (4), (6)	11,500,685	11,501	-

Other Amusement and Recreation Industries (0.00%)
Bally Total Fitness Holding Corporation, Common Stock (4), (5)	1,799	44,605	-
Bally Total Fitness Holding Corporation, Warrants (4), (5)	3,245	15,576	-
Total Other Amusement and Recreation Industries		60,181

Radio and Television Broadcasting (0.24%)
Encompass Digital Media Group, Inc., Common Stock (2), (4), (5), (6)	661,765	3,571,875	0.24%

Scheduled Air Transportation (1.23%)
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA) (5)	282	3,325,388	0.22%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA) (5)	280	3,282,852	0.22%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA) (5)	340	4,244,755	0.28%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA) (5)	306	3,972,354	0.27%
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA) (5)	280	3,602,977	0.24%
Total Scheduled Air Transportation		18,428,326

Semiconductor and Other Electronic Component Manufacturing (0.16%)
TPG Hattrick Holdco, LLC, Common Units (4), (5)	1,935,857	2,342,387	0.16%

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2011

Showing Percentage of Total Cash and Investments of the Registrant

	Principal Amount		Fair	Percent of Cash
Investment	or Shares		Value	and Investments

Equity Securities (continued)
Wired Telecommunications Carriers (4.31%)
Hawaiian Telcom Holdco, Inc., Common Stock (4), (5)		462,676	$12,145,245	0.81%
Hawaiian Telcom Holdco, Inc., Warrants (4), (5)		54,272	705,536	0.05%
Integra Telecom, Inc., Common Stock (2), (4), (5), (6)		10,080,250	51,655,953	3.44%
Integra Telecom, Inc., Warrants (2), (4), (5), (6)		3,018,747	-	-
NEF Kamchia Co-Investment Fund, LP Interest - (Cayman Islands) (3), (4), (5)		6,550,500	92,742	0.01%
Total Wired Telecommunications Carriers			64,599,476

Total Equity Securities (Cost $290,260,666)			205,137,926

Total Investments (Cost $1,338,457,588) (7)			1,264,801,698

Cash and Cash Equivalents (15.66%)
Wells Fargo & Company, Overnight Repurchase Agreement, 0.10%, due 4/1/11
Collateralized by Federal Home Loan Bank Bonds		$3,328,483	3,328,483	0.22%
American Express Credit Corporation, Commercial Paper, 0.05%, due 4/1/11		$29,000,000	29,000,000	1.94%
Chevron Funding Corporation, Commercial Paper, 0.13%, due 4/1/11		$12,000,000	12,000,000	0.80%
Chevron Funding Corporation, Commercial Paper, 0.13%, due 4/8/11		$15,000,000	14,999,621	1.00%
Toyota Motor Credit Corporation, Commercial Paper, 0.25%, due 4/8/11		$15,000,000	14,999,271	1.00%
American Express Credit Corporation, Commercial Paper, 0.13%, due 4/22/11		$22,000,000	21,998,332	1.47%
Citicorp Funding, Inc., Commercial Paper, 0.24%, due 4/29/11		$25,000,000	24,995,333	1.67%
Union Bank of California, Commercial Paper, 0.30%, due 5/2/11		$22,000,000	21,994,317	1.47%
Union Bank of California, Commercial Paper, 0.27%, due 5/2/11		$25,000,000	24,994,187	1.67%
Toyota Motor Credit Corporation, Commercial Paper, 0.20%, due 5/6/11		$20,000,000	19,996,111	1.33%
General Electric Capital Corporation, Commercial Paper, 0.23%, due 5/19/11		$9,000,000	8,997,240	0.60%
Toyota Motor Credit Corporation, Commercial Paper, 0.23%, due 6/1/11		$20,000,000	19,992,206	1.33%
American Express Credit Corporation, Commercial Paper, 0.20%, due 6/13/11		$12,000,000	11,995,133	0.80%
Cash Denominated in Foreign Currency	CAD	42,433	43,718	-
Cash Denominated in Foreign Currency		€116,973	165,611	0.01%
Cash Denominated in Foreign Currency		£100,175	160,561	0.01%
Cash Held on Account at Various Institutions		$5,121,696	5,121,696	0.34%
Total Cash and Cash Equivalents			234,781,820

Total Cash and Investments			$1,499,583,518	100.00%

Tennenbaum Opportunities Partners V, LP
(A Delaware Limited Partnership)

Statement of Investments (Unaudited) (Continued)

March 31, 2011

Showing Percentage of Total Cash and Investments of the Registrant

Notes to Statement of Investments:

(1)
Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(2)
Affiliated issuer - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer). Changes to investments in securities of affiliated issuers and interest and dividends earned on such securities during the three months ended March 31, 2011 were as follows:

	Value,			Value,	Interest &
	Beginning of			End of	Dividends
Investment	Period	Acquisitions	Dispositions	Period	Earned

Doral GP, Ltd., GP Interest	$225	$-	$-	$225	$-
Encompass Digital Media Group, Inc., 1st Lien Revolver, 13%, due 12/31/14	3,825,000	262,276	(3,825,000)	-	80,188
Encompass Digital Media Group, Inc., 2nd Lien Term Loan, 16.5%, due 8/28/16	71,586,882	765,192	(15,728,570)	56,165,009	2,359,356
Encompass Digital Media Group, Inc., Common Stock	3,031,875	-	-	3,571,875	-
Encompass Digital Media Group, Inc., 1st Lien Term Loan,
LIBOR + 6%, due 2/28/16	-	9,649,579	-	10,139,062	67,813
ESP Holdings, Inc., 2nd Lien Term Loan, LIBOR + 10%, due 9/12/14	14,854,583	-	(811,875)	14,042,708	498,151
ESP Holdings, Inc., Junior Unsecured Subordinated Promissory Notes,
18% PIK, due 3/31/15	1,749,916	120,744	-	1,870,660	78,807
ESP Holdings, Inc., 15% PIK, Preferred Stock	988,369	-	-	1,043,499	-
ESP Holdings, Inc., Common Stock	2,487,659	-	-	1,858,795	-
Fleetwood Enterprises, Inc., Common Stock	11,501	-	-	11,501	-
Integra Telecom Holdings, Inc., 1st Lien Term Loan,
LIBOR + 7.25%, due 4/15/15	15,835,461	-	-	15,846,272	363,369
Integra Telecom, Inc., Common Stock	51,369,376	-	-	51,655,953	-
Integra Telecom, Inc., Warrants	44,376	-	-	-	-
Medfort, S.a.r.1., 1st Lien Term Loan A, 15%, due 11/21/17	-	1,639,329	-	3,632,543	24,068
Medfort, S.a.r.1., 1st Lien Term Loan B, 1%, due 11/21/17	-	39,661,308	(1,234)	25,885,549	90,234
Online Resources Corporation, Common Stock	9,111,210	-	-	7,406,532	-
Perseus Holdings S.A., Common Stock	-	5,385,679	-	10,177,478	-
Primacom Management GmbH, 2nd Lien Term Loan, 10% PIK, due 5/19/17	-	4,635,071	-	11,335,249	250,715
Primacom Management GmbH, Mezzanine Term Loan A, 1% PIK, due 11/21/17	-	3,646,179	-	2,333,697	8.295
Primacom Management GmbH, Mezzanine Term Loan B, 1% PIK, due 11/21/17	-	13,270,962	-	8,493,957	45,462
TOPV New World Holdings, LLC, Membership Interests	65,524,403	216,601	-	67,146,975	-

(3)	Principal amount denominated in foreign currencies. Amortized cost and fair value converted from foreign currencies to U.S. dollars.

(4)	Non-income producing security.

(5)	Restricted security.

(6)	Not a controlling position.

(7)	Includes investments with an aggregate fair value of $79,275,191 that have been segregated to collateralize certain unfunded commitments.

Aggregate purchases and aggregate sales of investments, other than government securities, totaled $119,943,833 and $193,674,885, respectively. Aggregate purchases includes investment assets received as payment in-kind.  Aggregate sales includes principal paydowns on debt investments.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $1,339,802,918.  Net unrealized depreciation aggregated $74,646,177, of which $142,814,523 related to appreciated investments and $217,460,700 related to depreciated investments.

The total value of restricted securities and bank debt as of March 31, 2011 was $938,670,674, or 62.60% of total cash and investments of the Registrant.

Options at March 31, 2011 were as follows:

Instrument	Notional Amount		Fair Value

Currency Options
Long
AUD Put Option, $0.818975, expires 6/28/11	AUD	1,297,161	$151
AUD Put Option, $0.818975, expires 12/28/11		1,210,684	9,138
AUD Put Option, $0.818975, expires 6/27/12		1,210,684	21,658
AUD Put Option, $0.818975, expires 12/27/12		2,421,368	66,424
AUD Put Option, $0.818975, expires 5/8/13		2,488,208	86,016
AUD Put Option, $0.818975, expires 11/6/13		14,012,139	610,029
Short
AUD Call Option $1.108025, expires 6/28/11		(1,297,161)	(2,544)
AUD Call Option $1.108025, expires 12/28/11		(1,210,684)	(12,915)
AUD Call Option $1.108025, expires 6/27/12		(1,210,684)	(19,950)
AUD Call Option $1.108025, expires 12/27/12		(2,421,368)	(47,383)
AUD Call Option $1.108025, expires 5/8/13		(2,488,208)	(52,368)
AUD Call Option $1.108025, expires 11/16/13		(14,012,139)	(303,213)
Net Currency Options			$355,043

Investments of the Registrant may be categorized based on the types of inputs used in valuing such assets. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety.  At March 31, 2011, the investments of the Registrant were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$55,146,000	$10,058,405
2	Other observable market inputs*	167,228,468	343,208,578	21,184,912
3	Independent third-party pricing sources that employ significant unobservable inputs	417,583,687	73,681,768	160,173,375
3	Internal valuations with significant unobservable inputs	2,815,271	-	13,721,234
Total		$587,627,426	$472,036,346	$205,137,926

* E.g. quoted prices in inactive markets or quotes for comparable instruments

Changes in investments categorized as Level 3 during the three months ended March 31, 2011 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$441,244,014	$84,300,000	$145,954,427
Net realized and unrealized gains (losses)	3,893,916	(13,580,549)	8,878,968
Acquisitions	99,907,806	3,920,757	6,423,538
Dispositions	(127,462,049)	(958,440)	(1,083,558)
Ending balance	$417,583,687	$73,681,768	$160,173,375

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$4,141,007	$(13,580,549)	$8,866,331

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$4,419,714	$-	$20,356,159
Net realized and unrealized gains (losses)	(40,689)	-	727,398
Acquisitions	54,459	-	-
Dispositions	(1,618,213)	-	-
Transfer out of Level 3	-	-	(7,362,323)
Ending balance	$2,815,271	$-	$13,721,234

Net change in unrealized gains (losses) during the period on investments still held at period end (included in net realized and unrealized gains/losses, above)	$-	$-	$727,398

During the three months ended March 31, 2011, there were no transfers between Level 1 and Level 2. One investment transferred from Level 3 to Level 2 due to increased trading volumes.

Valuations of open option positions at March 31, 2011 were determined as follows:

Level	Basis for Determining Fair Value	Aggregate Value
2	Other observable market inputs	$ 355,043

Acquisition date and cost of restricted securities of unaffiliated issuers held at March 31, 2011 were as follows:

Investment	Acquisition Date	Cost

Bally Total Fitness Holding Corporation, Common Stock	4/30/10	$13,422,993
Bally Total Fitness Holding Corporation, Warrants	4/30/10	-
GSI Group, Inc., Common Stock	7/23/10	6,788,812
GSI Group, Inc., Senior Secured Notes, 12.25% Cash or 13% PIK, due 1/15/14	Various 2010	16,469,312
GXS Holdings, Inc., Common Stock	3/28/08	2,510,633
GXS Holdings, Inc., Series A Preferred Stock	3/28/08	100,425
Hawaiian Telcom Holdco, Inc., Common Stock	Var. 2010 & 2011	7,795,324
Hawaiian Telcom Holdco, Inc., Warrants	Various 2008	5,025,972
ITC^DeltaCom, Inc., Senior Secured Notes, 10.5%, due 4/1/16	4/9/10	17,780,617
MSX International, Inc., Senior Secured 2nd Lien Notes, 12.5%, due 4/1/12	Various 2010	15,282,535
NEF Kamchia Co-Investment Fund, LP Interest	7/31/07	8,982,702
NEF Telecom Company BV, Mezzanine Term Loan,
EURIBOR + 4.5% Cash + 7.5% PIK, due 8/16/17	8/31/07	69,576,180
Novasep Holdings SAS, Senior Secured 1st Lien Notes, 9.75%, due 12/15/16	Various 2011	8,342,814
Precision Holdings, LLC, Class C Membership Interests	9/30/10	1,858
Real Mex Restaurants, Inc., Senior Secured Notes, 14%, due 1/1/13	Various 2010	32,600,251
STG-Fairway Holdings, LLC, Class A Units	12/30/10	3,096,484
Terremark Worldwide, Inc., Senior Secured Notes, 12%, due 6/15/17	6/17/09	1,781,860
TPG Hattrick Holdco, LLC, Common Units	9/30/10	892,388
Tropicana Entertainment, Inc., Common Stock	3/8/10	9,612,500
United Air Lines, Inc., Aircraft Secured Mortgage (N508UA), 20%, due 8/25/16	8/26/09	2,180,234
United Air Lines, Inc., Aircraft Secured Mortgage (N510UA), 20%, due 9/26/16	8/27/09	4,948,341
United Air Lines, Inc., Aircraft Secured Mortgage (N512UA), 20%, due 10/26/16	8/27/09	4,963,486
United Air Lines, Inc., Aircraft Secured Mortgage (N530UA), 20%, due 11/25/13	8/26/09	1,927,956
United Air Lines, Inc., Aircraft Secured Mortgage (N536UA), 16%, due 8/21/14	12/21/09	4,321,485
United Air Lines, Inc., Aircraft Secured Mortgage (N545UA), 16%, due 7/17/15	12/17/09	5,322,024
United Air Lines, Inc., Aircraft Secured Mortgage (N585UA), 20%, due 10/25/16	8/26/09	5,827,876
United Air Lines, Inc., Equipment Trust Beneficial Interests (N510UA)	8/27/09	1,157,966
United Air Lines, Inc., Equipment Trust Beneficial Interests (N512UA)	8/27/09	1,142,820
United Air Lines, Inc., Equipment Trust Beneficial Interests (N536UA)	12/21/09	1,770,975
United Air Lines, Inc., Equipment Trust Beneficial Interests (N545UA)	12/17/09	1,753,193
United Air Lines, Inc., Equipment Trust Beneficial Interests (N585UA)	8/26/09	1,341,872

ITEM 2.	CONTROLS AND PROCEDURES.

(a)          The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b)          Not applicable.

ITEM 3.	EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tennenbaum Opportunities Partners V, LP

By:  /s/ Hugh Steven Wilson
Name:  Hugh Steven Wilson
Title:  Chief Executive Officer
Date:  May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Hugh Steven Wilson
Name:  Hugh Steven Wilson
Title:  Chief Executive Officer
Date:  May 31, 2011

By:  /s/ Paul L. Davis
Name:  Paul L. Davis
Title:  Chief Financial Officer
Date:  May 31, 2011